Income Taxes - Schedule of Federal Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes - Schedule Of Federal Income Tax Rate Details
Book income (loss)	$ (3,350,700)	$ 2,119,100
Grant income	(7,100)	(7,100)
Depreciation	(25,300)	(41,500)
Intangible asset impairment	12,100	0
Related party accrual	65,900	(516,100)
Meals and entertainment	1,600	1,600
Stock for services	341,300	113,900
Options expense	229,600	9,700
Non-cash interest expense	1,976,300	581,500
Other non-deductable expenses	(90,600)	(3,112,100)
Valuation allowance	846,900	851,000
Income tax expense	$ 0	$ 0